Cashflow Information (Tables)	12 Months Ended
Jun. 30, 2024
General Information [Abstract]
Schedule of Disclosure of Changes in Liabilities Arising from Financing Activities	Disclosure of changes in liabilities arising from financing activities:
	Financing activities
	Borrowings	Convertible Notes		Total
Financial debts as of June 30, 2022
Proceeds from borrowings	2,171,830		-	2,171,830
Proceeds from Valorasoy acquisition	1,295,553		-	1,295,553
Payment of loans	(876,769)		-	(876,769)
Interest payments	(24,098)		-	(24,098)
Exchange differences, currency translation differences and other financial results	78,773		-	78,773
Financial debts as of June 30, 2023	$2,645,289	$		$2,645,289

Proceeds from borrowings	2,591,780		-	2,591,780
Proceeds from issuance of Convertible Notes	-		10,940,000	10,940,000
Payment of loans	(2,512,486)		-	(2,512,486)
Interest payments	(535,007)		-	(535,007)
Exchange differences, currency translation differences and other financial results	1,129,815		-	1,129,815
Financial debts as of June 30, 2024	$3,319,391		$10,940,000	$14,259,391